<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 14th day of November, 2005
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 232
FORM 13F INFORMATION TABLE VALUE TOTAL: $611,044,367

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
A T I Technologies
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Ameren Corp.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Arbor Realty Tr., Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
1941103
2824100
4930202
H01301102
18772103
20039103
02209S103
23608102
24937104
25816109
26874107
31162100
35229103
37411105
38923108

$11,286,216
$294,134
$991,736
$5,973,425
$345,276
$3,984,748
$323,271
$2,205,403
$342,336
$644,300
$275,138
$2,688,506
$10,908,337
$729,958
$1,100,093
$2,453,130


153,847
21,100
23,390
292,099
2,700
1,125,635
4,965
29,920
6,400
17,575
4,790
43,391
136,919
16,960
14,625
87,300

153,847
21,100
23,390
292,099
2,700
1,125,635
4,965
29,920
6,400
17,575
4,790
43,391
136,919
16,960
14,625
87,300



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
A T I Technologies
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Ameren Corp.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Arbor Realty Tr., Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


153,847
21,100
23,390
292,099
2,700
1,125,635
4,965
29,920
6,400
17,575
4,790
43,391
136,919
16,960
14,625
87,300

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Arch Coal, Inc.
Atlas Pipeline Partners-UTS
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Advantage Term  BAT
Blackrock Broad Inv. 2009   BCT
Blackrock Core Bd. Trust    BHK
Blackrock Incm. Opportunity TR  BNA
Blackrock Income TR. Inc.    BKT

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

39380100
49392103
53015103
53611109
60505104
06423T102
06652V109
67901108
54937107
84670207
84670108
88606108
09247A101
09247Q106
09249 101
92475102
09247F100


     $472,500
     $219,600
  $7,824,242
     $500,325
$22,062,210
  $3,696,271
     $209,524
     $232,400
  $3,757,313
$13,611,304
  $2,050,000
     $348,636
     $821,701
     $662,624
     $526,689
     $645,463
  $1,435,218


7,000
4,500
181,790
9,550
524,043
207,074
7,865
8,000
96,218
4,984
25
10,200
80,480
41,285
36,883
56,225
226,375


7,000
4,500
181,790
9,550
524,043
207,074
7,865
8,000
96,218
4,984
25
10,200
80,480
41,285
36,883
56,225
226,375










Arch Coal, Inc.
Atlas Pipeline Partners-UTS
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Advantage Term  BAT
Blackrock Broad Inv. 2009   BCT
Blackrock Core Bd. Trust    BHK
Blackrock Incm. Opportunity TR  BNA
Blackrock Income TR. Inc.    BKT

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


7,000
4,500
181,790
9,550
524,043
207,074
7,865
8,000
96,218
4,984
25
10,200
80,480
41,285
36,883
56,225
226,375


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Insd Mun Term   BMT
Blackrock Insd Muni 2008  BRM
Blackrock Invt. Qlty Muni     BKN
Blackrock Ltd. Duration  BLW
Blackrock Mini Bond TR      BBK
Blackrock Mun 2018 Fd.  BPK
Blackrock Muni Target Term   BMN
Blackrock N Y Insd 2008   BLN
Blackrock Pfd. Opportunity Tr   BPP
Blackrock Strat. Muni Tr    BSD
Blackrock Strategic Bond      BHD
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Callwave, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


92474105
09247K109
09247D105
09249W101
09249H104
09248C106
09247M105
09247L107
09249V103
09248T109
09249G106
5564T103
55622104
122014103
13126N101
136385101
139793103


     $198,180
  $1,315,014
     $835,763
     $644,988
     $223,079
     $462,265
  $2,182,014
     $774,608
  $2,451,000
     $825,282
     $276,705
     $326,104
  $1,580,238
     $650,560
     $265,253
     $958,028
  $1,980,397


18,350
83,440
48,450
35,400
13,350
29,500
216,900
49,750
100,000
49,300
19,350
22,725
22,304
8,000
66,148
21,200
131,239


18,350
83,440
48,450
35,400
13,350
29,500
216,900
49,750
100,000
49,300
19,350
22,725
22,304
8,000
66,148
21,200
131,239









Blackrock Insd Mun Term   BMT
Blackrock Insd Muni 2008  BRM
Blackrock Invt. Qlty Muni     BKN
Blackrock Ltd. Duration  BLW
Blackrock Mini Bond TR      BBK
Blackrock Mun 2018 Fd.  BPK
Blackrock Muni Target Term   BMN
Blackrock N Y Insd 2008   BLN
Blackrock Pfd. Opportunity Tr   BPP
Blackrock Strat. Muni Tr    BSD
Blackrock Strategic Bond      BHD
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Callwave, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


18,350
83,440
48,450
35,400
13,350
29,500
216,900
49,750
100,000
49,300
19,350
22,725
22,304
8,000
66,148
21,200
131,239


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Capital One Financial Corp.
Cardinal Health Inc.
Centerstate Banks of Florida
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


14040H105
14149Y108
15201P109
156880106
166764100
170388102
172062101
172474108
17275R102
172967101
191216100
191891209
194162103
19419B100
203372107
20343F190
20825C104

$15,915,309
     $320,372
     $358,800
     $964,482
     $915,671
  $1,295,100
     $635,555
     $820,475
  $6,196,396
$11,193,042
  $1,304,554
  $1,008,000
  $5,211,957
     $744,000
     $510,663
  $1,385,347
     $859,802


200,142
5,050
10,400
24,100
14,146
30,000
15,172
18,475
345,781
245,893
30,205
28,800
98,730
75,000
29,450
81,491
12,299


200,142
5,050
10,400
24,100
14,146
30,000
15,172
18,475
345,781
245,893
30,205
28,800
98,730
75,000
29,450
81,491
12,299










Capital One Financial Corp.
Cardinal Health Inc.
Centerstate Banks of Florida
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


200,142
5,050
10,400
24,100
14,146
30,000
15,172
18,475
345,781
245,893
30,205
28,800
98,730
75,000
29,450
81,491
12,299


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Constellation Energy Group

Cooperative Bankshares, Inc.

Countrywide Financial

CT Communications, Inc.

CVS Corp.

D. R. Horton Company

Dell, Inc.

Dentsply Intl. Inc. New

Devon Energy Corp.

Disney, Walt Company

Dominion Resources Inc. - VA

Duke Energy Corporation

Dynamic Oil & Gas, Inc.

Eaton Corp

Ebay, Inc.

EMC Corp. MASS

Emerson Electric


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


210371100
216844100
222372104
126426402
126650100
23331A109
24702R101
249030107
25179M103
254687106
25746U109
264399106
267906105
278058102
278642103
268648102
291011104

$301,840
$385,400
$1,706,550
$173,056
$591,804
$8,233,902
$3,285,491
$324,120
$13,534,778
$3,544,721
$256,267
$1,445,257
$3,047,297
$295,380
$3,097,210
$159,149
$494,271


4,900
20,000
51,745
13,990
20,400
227330
96,067
6,000
197,185
146,901
2,975
49,546
1,043,595
4,648
75,175
12,299
6,884


4,900
20,000
51,745
13,990
20,400
227330
96,067
6,000
197,185
146,901
2,975
49,546
1,043,595
4,648
75,175
12,299
6,884










Constellation Energy Group
Cooperative Bankshares, Inc.
Countrywide Financial
CT Communications, Inc.
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Dynamic Oil & Gas, Inc.
Eaton Corp
Ebay, Inc.
EMC Corp. MASS
Emerson Electric



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,900
20,000
51,745
13,990
20,400
227330
96,067
6,000
197,185
146,901
2,975
49,546
1,043,595
4,648
75,175
12,299
6,884



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Enbridge Energy Partners LP
Encana Corp.
Enterprise Products Partners LP
Exactech, Inc.
Expedia, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
Faro Technologies, Inc.
First Data Corporation
First INDL RLTY TR, Inc.
First State Bancorp
Fiserv, Inc.
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


29250R106
292505104
293792107
30064 109
30212P105
302290101
302526108
306137100
311642102
319963104
32054K103
33645S100
337738108
346091705
302695101
368710406
369550108



$2,443,474
$396,508
$739,285
$592,000
$433,839
$3,920,418
$199,973
$7,240,579
$223,161
$1,966,000
$1,121,400
$276,887
$206,415
$2,380,970
$8,055,427
$842,100
$263,010



43,900
6,800
29,360
40,000
21,900
61,700
11,375
1,194,815
11,450
49,150
28,000
7,670
4,500
45,700
672,968
10,000
2,200



43,900
6,800
29,360
40,000
21,900
61,700
11,375
1,194,815
11,450
49,150
28,000
7,670
4,500
45,700
672,968
10,000
2,200











Enbridge Energy Partners LP
Encana Corp.
Enterprise Products Partners LP
Exactech, Inc.
Expedia, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
Faro Technologies, Inc.
First Data Corporation
First INDL RLTY TR, Inc.
First State Bancorp
Fiserv, Inc.
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


43,900
6,800
29,360
40,000
21,900
61,700
11,375
1,194,815
11,450
49,150
28,000
7,670
4,500
45,700
672,968
10,000
2,200



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









General Electric Company
General Maritime Corp.
Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Google, Inc. CL A
Guidant Corporation
Harbor Fund Intl. Fund
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
IAC / InteractiveCorp.
Inergy LP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


369604103
Y2692M103
375766102
M52020100
37733W105
38259P508
401698105
411511306
412822108
428236103
431284108
437076102
442120101
443510201
443683107
44919P102
456615103



$18,409,321
$1,566,634
$363,750
$6,189,935
$416,445
$379,752
$399,493
$203,481
$273,202
$925,465
$3,267,642
$312,557
$1,082,725
$600,000
$7,505,223
$557,066
$1,128,000



546,757
42,560
6,250
256,312
8,121
1,200
5,799
4,169
5,640
31,694
110,730
8,195
16,100
12,785
630,691
21,975
40,000



546,757
42,560
6,250
256,312
8,121
1,200
5,799
4,169
5,640
31,694
110,730
8,195
16,100
12,785
630,691
21,975
40,000











General Electric Company
General Maritime Corp.
Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Google, Inc. CL A
Guidant Corporation
Harbor Fund Intl. Fund
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
IAC / InteractiveCorp.
Inergy LP

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

546,757
42,560
6,250
256,312
8,121
1,200
5,799
4,169
5,640
31,694
110,730
8,195
16,100
12,785
630,691
21,975
40,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Intel Corp
International Business Machines
Ishares
Ishares FTSE XINHUA
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific
Ishares NASDAQ BiotechIndexFund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD
Ishares TR Russell Midcap Index
Jefferson Pilot Corp
Johnson & Johnson


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


458140100
459200101
464287176
464287184
464287465
464287234
464286608
464286871
464286848
464286665
464287556
464287341
464287325
464287697
464287499
475070108
478160104

$11,898,446
$950,447
$357,918
$3,114,034
$2,495,395
$1,349,592
$346,140
$190,120
$1,382,346
$422,915
$539,000
$1,028,281
$347,462
$262,848
$236,168
$1,029,694
$15,864,836

482,696
11,848
3,400
48,475
42,950
15,900
4,500
14,000
113,400
4,100
7,000
10,100
6,700
3,200
2,729
20,123
250,709

482,696
11,848
3,400
48,475
42,950
15,900
4,500
14,000
113,400
4,100
7,000
10,100
6,700
3,200
2,729
20,123
250,709









Intel Corp
International Business Machines
Ishares
Ishares FTSE XINHUA
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific
Ishares NASDAQ BiotechIndexFund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD
Ishares TR Russell Midcap Index
Jefferson Pilot Corp
Johnson & Johnson



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


482,696
11,848
3,400
48,475
42,950
15,900
4,500
14,000
113,400
4,100
7,000
10,100
6,700
3,200
2,729
20,123
250,709

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









KB Home
Kellogg Company
KFX, Inc.
Kinder Morgan Energy Partners LP
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lowes Companies Inc.
Massey Energy Co.
Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


48666K109
487836108
48245L107
494550106
49460W208
502424104
524660107
52729N100
532457108
548661107
576206106
G6052F103
580135101
585055106
589331107
590188108
591520200

$219,600
$5,803,708
$855,500
$2,642,500
$6,125,028
$8,619,614
$1,496,679
$445,672
$318,444
$20,484,224
$1,123,540
$1,894,576
$1,808,594
$3,218,380
$2,623,534
$212,087
$207,360

3,000
125,812
50,000
50,000
107,835
109,012
74,093
192,100
5,950
318,078
22,000
76,425
54,004
60,022
96,418
3,457
18,000

3,000
125,812
50,000
50,000
107,835
109,012
74,093
192,100
5,950
318,078
22,000
76,425
54,004
60,022
96,418
3,457
18,000









KB Home
Kellogg Company
KFX, Inc.
Kinder Morgan Energy Partners LP
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lowes Companies Inc.
Massey Energy Co.
Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


3,000
125,812
50,000
50,000
107,835
109,012
74,093
192,100
5,950
318,078
22,000
76,425
54,004
60,022
96,418
3,457
18,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Mettler-Toledo International, Inc.
Micro Therapeutics, Inc. New
Microsoft Corporation
Nabors Industries Ltd.
Nokia Corp.
NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen Conn Prem Inc Muni Fund NTC
Nuveen CT DivAdMuni FdCt Fd2 NGK
Nuveen CT Div Ad Muni Fd CT NGO
Nuveen Divid Ad Mun Fd. 2 NXZ
Nuveen Muni Advantage Fund NMA
Nuveen NC Div AD Muni Fund NC NII
Nuveen NC Div ADMuniFund NCNNO
Nuveen Perf Plus Muni Fund Inc. NPP
Nuveen Quality Pfd Incm Fd  JTP
Nuveen Real Estate Inc. Fund  JRS


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


592688105
59500W100
594918104
G6359F103
654902204
66987 E206
67010F103
67060D107
67071R103
67069T103
67070F100
67062H106
67072D103
67071D104
67062P108
67071S101
67071B108

$463,918
$70,451
$16,854,594
$301,686
$5,765,194
$9,006,444
$4,818,710
$199,080
$255,060
$269,730
$178,750
$221,760
$608,592
$495,747
$192,384
$600,760
$782,458

9,100
12,603
655,056
4,200
340,934
1,124,400
262,600
12,000
15,600
18,500
11,000
14,000
40,900
32,025
12,800
46,000
38,450

9,100
12,603
655,056
4,200
340,934
1,124,400
262,600
12,000
15,600
18,500
11,000
14,000
40,900
32,025
12,800
46,000
38,450









Mettler-Toledo International, Inc.

Micro Therapeutics, Inc. New

Microsoft Corporation

Nabors Industries Ltd.

Nokia Corp.

NovaGold Resources, Inc.

Novogen Limited Sponsored ADR

Nuveen Conn Prem Inc Muni Fund NTC

Nuveen CT DivAdMuni FdCt Fd2 NGK

Nuveen CT Div Ad Muni Fd CT NGO

Nuveen Divid Ad Mun Fd. 2 NXZ

Nuveen Muni Advantage Fund NMA

Nuveen NC Div AD Muni Fund NC NII

Nuveen NC Div ADMuniFund NCNNO

Nuveen Perf Plus Muni Fund Inc. NPP

Nuveen Quality Pfd Incm Fd  JTP

Nuveen Real Estate Inc. Fund  JRS




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


9,100

12,603

655,056

4,200

340,934

1,124,400

262,600

12,000

15,600

18,500

11,000

14,000

40,900

32,025

12,800

46,000

38,450


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Pacific Energy Partners LP
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
PG&E Corp.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Remington Oil & Gas Corporation
Republic Services, Inc.
Sara Lee Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


678002106
680223104
69422R105
713448108
71646E 100
716495106
717081103
69331C108
723787107
731068102
742718109
743263105
743859100
758940100
759594302
760759100
803111103

$1,036,268
$729,104
$1,735,825
$20,760,384
$2,651,583
$922,240
$12,001,999
$255,125
$1,506,181
$594,600
$10,504,995
$296,961
$1,154,000
$297,694
$3,882,325
$211,740
$288,836

8,357
27,338
54,500
366,080
31,805
64,000
480,657
6,500
27,425
12,000
176,673
6,636
33,180
9,566
93,550
6,000
15,242

8,357
27,338
54,500
366,080
31,805
64,000
480,657
6,500
27,425
12,000
176,673
6,636
33,180
9,566
93,550
6,000
15,242









Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Pacific Energy Partners LP
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
PG&E Corp.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Remington Oil & Gas Corporation
Republic Services, Inc.
Sara Lee Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,357
27,338
54,500
366,080
31,805
64,000
480,657
6,500
27,425
12,000
176,673
6,636
33,180
9,566
93,550
6,000
15,242

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Security Bank Corp.
Sempra Energy
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southern Comm Cap II PFD 7.95%
Southern Community Financial
Southwest Bancorp, Inc.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Syniverse Holdings, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


814047106
816851109
81760N109
82966U103
835495102
835699307
842633208
842632101
844767103
855244109
858912108
867914103
78486Q101
87163F106
871829107
87612E106
872275102

$1,929,199
$207,299
$4,579,336
$137,340
$3,857,428
$280,456
$155,550
$2,490,416
$241,670
$811,620
$571,500
$2,525,202
$243,200
$462,000
$15,933,137
$355,617
$556,079

77,509
4,405
338,208
21,000
141,246
8,450
15,000
271,583
11,000
16,200
10,000
36,360
5,000
30,000
507,910
6,848
20,788

77,509
4,405
338,208
21,000
141,246
8,450
15,000
271,583
11,000
16,200
10,000
36,360
5,000
30,000
507,910
6,848
20,788









Security Bank Corp.
Sempra Energy
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southern Comm Cap II PFD 7.95%
Southern Community Financial
Southwest Bancorp, Inc.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Syniverse Holdings, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


77,509
4,405
338,208
21,000
141,246
8,450
15,000
271,583
11,000
16,200
10,000
36,360
5,000
30,000
507,910
6,848
20,788

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Texas Instruments
Thermogenesis Corp.
Time Warner
Toreador Res. Corp,
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Health Group, Inc.
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
Valero Energy Corp.
Vanguard Emerging Market Vipers
Vanguard Intl. Equity Index Fd.
Verizon Communications


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

882508104
883623209
887315109
891050106
892331307
895925105
896047107
903914109
904708104
91324P102
911312106
91529Y106
902973304
91913Y100
922042858
922042858
92343V104

$401,715
$1,878,283
$6,330,025
$407,100
$5,861,338
$14,689,145
$4,802,044
$2,280,888
$747,201
$5,088,629
$290,346
$205,000
$1,753,933
$565,300
$230,520
$279,506
$214,120

11,850
354,393
349,532
11,500
63,455
374,532
141,695
40,100
21,306
90,545
4,200
10,000
62,462
5,000
4,000
4,850
6,550

11,850
354,393
349,532
11,500
63,455
374,532
141,695
40,100
21,306
90,545
4,200
10,000
62,462
5,000
4,000
4,850
6,550





















Texas Instruments

Thermogenesis Corp.

Time Warner

Toreador Res. Corp,

Toyota Motor CP ADR

Triad Guaranty Inc.

Tribune Co

Ultra Petroleum Corp.

Unifirst Corporation - Mass

United Health Group, Inc.

United Parcel Service CL B

Unumprovident Corp.

US Bancorp Del

Valero Energy Corp.

Vanguard Emerging Market Vipers

Vanguard Intl. Equity Index Fd.

Verizon Communications


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

11,850
354,393
349,532
11,500
63,455
374,532
141,695
40,100
21,306
90,545
4,200
10,000
62,462
5,000
4,000
4,850
6,550

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zebra Technologies CL A







common
common
common
common
common
common
common
common
common
common
common
common






918204108
929903102
931422109
931142103
939322103
94846M102
94973V107
949746101
983024100
98385X106
988498101
989207105






$1,608,262
$6,487,992
$13,090,482
$8,658,832
$220,613
$236,640
$5,291,478
$593,431
$1,449,778
$6,331,748
$348,842
$564,616






27,743
136,331
301,277
197,600
5,625
48,000
69,790
10,132
31,333
139,712
7,206
14,444






27,743
136,331
301,277
197,600
5,625
48,000
69,790
10,132
31,333
139,712
7,206
14,444







Grand Total 09/30/05





611,044,367












VF Corporation

Wachovia Corporation New

Walgreen Company

Wal-Mart Stores, Inc.

Washington Mutual, Inc.

Webzen, Inc.

WellPoint, Inc.

Wells Fargo & Co.

Wyeth

XTO Energy, Inc.

Yum Brands, Inc.

Zebra Technologies CL A












0
0
0
0
0
0
0
0
0
0
0
0






0
0
0
0
0
0
0
0
0
0
0
0






27,743
136,331
301,277
197,600
5,625
48,000
69,790
10,132
31,333
139,712
7,206
14,444






0
0
0
0
0
0
0
0
0
0
0
0






0
0
0
0
0
0
0
0
0
0
0
0


















